Income Taxes (Details 1) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
U.S. federal taxes:
U.S. federal taxes current				$ 0			$ (99,200)	$ 0
U.S. federal taxes deferred				0			1,693,700	(1,152,500)
Non-U.S. taxes:
Non-U.S. taxes current				0			0	0
Non-U.S. taxes deferred				0			800,300	0
Total provision for income taxes	$ 108,800	$ 3,445,300	$ 108,800	$ 0	$ 3,128,100	$ 737,300	$ (2,394,800)	$ (1,152,500)